INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

Income (loss) before income taxes attributable to U.S. (including its foreign branches) and foreign operations for the years ended December 31, 2014 and 2013 are as follows:

	Years Ended December 31,
	2014	2013
U.S.	$(50,154)	$(6,159)
Foreign	24,635	(4,352)
Total	$(25,519)	$(10,511)

No income taxes are attributable to the noncontrolling interest.

The provision for income taxes shown in the consolidated statements of operations and comprehensive income (loss) consists of current and deferred expense (benefit) for the years ended December 31, 2014 and 2013 as shown in the following table:

	Years Ended December 31,
	2014	2013
Current income tax expense:
U.S. – federal and state	$307	$1
Foreign	13,714	9,139
Total current income tax expense	14,021	9,140
Deferred income tax expense (benefit):
U.S. – federal and state	—	1,812
Foreign	(1,145)	(457)
Total deferred income tax expense (benefit)	(1,145)	1,355
Total provision for income taxes	$12,876	$10,495

A reconciliation of the provision for income tax expense (benefit) expected at the U.S. federal statutory income tax rate to the effective income tax rate is as follows:

	Years Ended December 31,
	2014	2013
Expected income tax expense (benefit) at 35%	$(8,932)	$(3,678)
IRC Section 956 deemed dividend	—	5,645
Effects of expenses not deductible for tax purposes	1,431	1,614
Tax effect of valuation allowance on deferred tax assets	18,725	1,144
Taxes in lieu of income taxes	—	3,126
Reduction in reserve for uncertain tax position	—	(329)
Effects of differences between U.S. and foreign tax rates, net of federal benefit, and other	1,652	2,973
Provision for income taxes	$12,876	$10,495

The net deferred tax assets as of December 31, 2014 and 2013 consist of the following:

	December 31,
	2014	2013
Current deferred tax asset, net	$520	$1,371
Non-current deferred tax asset, net	8,027	743
Current deferred tax liability, net	(587)	(69)
Non-current deferred tax liability, net	(5,731)	(1,114)
Net deferred tax asset	$2,229	$931

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	December 31,
	2014	2013
Deferred tax assets:
Deferred charges	$1,191	$—
Deferred revenue	—	1,206
Related party accrued expenses	—	33
Deferred contract costs	—	398
Other accruals	1,774	581
Research and development credits	2,406	—
Capital lease obligation	124	240
Foreign tax credit and AMT credit carry forwards	12,538	7,764
Financing costs	—	334
Unrealized loss	507	379
Property and equipment	1,981	636
Net operating loss carry forwards	13,749	3,590
Total deferred tax assets	34,270	15,161
Less: valuation allowance	(25,723)	(6,998)
Total deferred tax assets, net	8,547	8,163
Deferred tax liabilities:
Other receivables	(329)	(69)
Property and equipment	(5,416)	(6,787)
Foreign exchange gain	—	(61)
Deferred contract costs	(258)	—
Intangible assets	(315)	(315)
Total deferred tax liabilities	(6,318)	(7,232)
Net deferred tax assets	$2,229	$931

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Corporation has evaluated the available evidence and the likelihood of realizing the benefit of its net deferred tax assets. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. From its evaluation, the Corporation has concluded that based on the weight of available evidence, it is not more likely than not to realize the benefit of its deferred tax assets recorded in the United States, Malaysia, Brazil, Bolivia and Canada at December 31, 2014 and 2013. Accordingly, the Corporation had a valuation allowance totaling $25,723 and $6,998, respectively, at December 31, 2014 and 2013 for the deferred tax assets in United States, Canada, Malaysia and Brazil that more likely than not will not be realized. Should the factors underlying management’s analysis change, future valuation adjustments to the Corporation’s net deferred tax assets may be necessary. The valuation allowance was increased by $18,725 and $6,969, respectively, during the years ended December 31, 2014 and 2013.
The Corporation is subject to examination in all jurisdictions in which it operates. The Corporation is no longer subject to examination by the Internal Revenue Service or other foreign taxing authorities in which it files for years prior to 2010.
Foreign earnings are considered to be permanently reinvested in operations outside the United States and therefore the Corporation has not provided for U.S. income taxes on these unrepatriated foreign earnings.
Uncertain tax positions activity for the years ended December 31, 2014 and 2013 are shown below:

	Years Ended December 31,
	2014	2013
Unrecognized tax benefits, beginning balance	$—	$329
Additions for prior year tax positions	—	—
Reductions for lapse in statute	—	(329)
Unrecognized tax benefits, ending balance	$—	$—

The details of the Corporation’s tax attributes as of December 31, 2014 and 2013 are shown below:

	December 31,
Net Operating Loss Carryforwards:	2014	2013
United States	$25,462	$5,563
Canada	2,750	440
Malaysia	5,412	5,743
Brazil	2,595	—
Others	4,670	526
Total	$40,889	$12,272

	December 31,
Foreign Tax Credits Carryforwards:	2014	2013
United States	$11,519	$6,938
Canada	641	515
United Kingdom	356	—
Total	$12,516	$7,453

	December 31,
Net Deferred Tax Assets (Liabilities):	2014	2013
United States	$—	$—
Canada	337	(156)
Colombia	208	572
Malaysia	429	1
Peru	792	476
Others	463	38
Total	$2,229	$931

The total amount of accrued interest and penalties included in accrued expenses as of December 31, 2014 and 2013 was $51 and $0, respectively. To the extent interest and penalties are assessed with respect to the uncertain tax positions, amounts accrued will be reflected as income tax expense. Interest and penalties recognized as expense amounted to $83 and $215 for the years ended December 31, 2014 and 2013, respectively.
Net Operating Losses

As of December 31, 2014, the Corporation had U.S. federal tax net operating loss (“NOLs”) carryforwards of approximately $25,462, which begin to expire in fiscal year 2031. These net operating loss carryforwards, subject to certain requirements and restrictions, including limitations on their use as a result of an ownership change in 2013, may be used to offset future taxable income and thereby reduce the Corporation’s U.S. federal income taxes otherwise payable. Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), imposes an annual limit on the ability of a corporation that undergoes an ownership change to use its net operating loss carry forwards to reduce its tax liability. Accordingly, the Corporation’s use of the net operating loss carryforwards and foreign tax credit carryforwards are limited to the applicable annual limitation amount. Management has estimated the annual Section 382 limitation to be approximately $3,735. As of December 31, 2014, only $3,044 are pre-merger NOLs, the remaining $22,418 NOL is not subject to the Section 382 limitation.
Repairs and Maintenance Regulations in the United States

In September 2013, the U.S. Internal Revenue Service (“IRS”) issued new regulations for capitalizing and deducting costs incurred to acquire, produce, or improve tangible property. These new regulations are effective in the U.S. for taxable years beginning on or after January 1, 2014; however, they are considered enacted as of the date of issuance. As a result of the new regulations, the Corporation is required to review its existing income tax accounting methods related to tangible property, and determine which, if any, income tax accounting method changes are required; whether the Corporation will file any income tax accounting method changes with its 2014 federal income tax return; and the potential financial statement impact. Because additional implementation guidance from the IRS is anticipated, the Corporation is in the process of reviewing its existing income tax accounting methods related to tangible property; however, the Corporation believes that certain of its historical income tax accounting policies may differ from what is prescribed in the new regulations. Based on the Corporation’s initial assessment, the new regulations will not have a material effect on the Corporation’s consolidated financial statements.